UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 22.2%
Consumer Discretionary 1.6%
CBS Corp., 5.75%, 4/15/2020	200,000	229,935
Comcast Corp.:
5.7%, 5/15/2018	225,000	265,552
5.85%, 11/15/2015	50,000	57,649
6.4%, 5/15/2038	225,000	268,299
6.45%, 3/15/2037	170,000	203,459
6.95%, 8/15/2037	150,000	189,911
DIRECTV Holdings LLC:
3.55%, 3/15/2015	150,000	158,405
5.875%, 10/1/2019	100,000	114,343
Hasbro, Inc., 6.35%, 3/15/2040	100,000	108,393
Home Depot, Inc., 5.4%, 3/1/2016	300,000	346,199
Johnson Controls, Inc., 5.0%, 3/30/2020	150,000	168,698
Lowe's Companies, Inc., 5.0%, 10/15/2015	125,000	140,604
Macy's Retail Holdings, Inc., 6.9%, 1/15/2032	150,000	172,673
McDonald's Corp.:
Series I, 5.8%, 10/15/2017	175,000	212,493
Series I, 6.3%, 10/15/2037	75,000	100,052
McGraw-Hill Companies, Inc., 5.9%, 11/15/2017	50,000	58,505
NBCUniversal Media LLC:
3.65%, 4/30/2015	550,000	586,979
5.15%, 4/30/2020	50,000	56,590
News America, Inc.:
6.4%, 12/15/2035	50,000	56,686
6.65%, 11/15/2037	100,000	116,564
6.9%, 3/1/2019	100,000	121,604
6.9%, 8/15/2039	50,000	59,255
Nordstrom, Inc., 6.25%, 1/15/2018	150,000	183,329
Omnicom Group, Inc., 4.45%, 8/15/2020	100,000	107,600
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/2018	50,000	58,000
Target Corp.:
5.375%, 5/1/2017	200,000	235,995
7.0%, 1/15/2038	75,000	100,988
TCI Communications, Inc., 7.125%, 2/15/2028	100,000	123,413
The Board of Trustees of the Leland Stanford Junior University, 4.75%, 5/1/2019	100,000	116,550
Time Warner Cable, Inc.:
5.85%, 5/1/2017	450,000	525,113
6.75%, 6/15/2039	225,000	268,275
8.75%, 2/14/2019	125,000	162,951
Time Warner, Inc.:
4.875%, 3/15/2020	100,000	110,650
5.875%, 11/15/2016	350,000	409,955
6.25%, 3/29/2041	100,000	114,265
6.625%, 5/15/2029	10,000	11,837
6.95%, 1/15/2028	30,000	36,282
7.7%, 5/1/2032	25,000	32,606
VF Corp., 6.45%, 11/1/2037	20,000	24,684
Viacom, Inc., 6.875%, 4/30/2036	100,000	125,695
Walt Disney Co.:
Series B, 5.875%, 12/15/2017	50,000	60,767
6.2%, 6/20/2014	75,000	84,338
Yum! Brands, Inc., 6.25%, 4/15/2016	50,000	57,307

		6,743,448
Consumer Staples 1.9%
Altria Group, Inc.:
9.25%, 8/6/2019	125,000	168,091
9.7%, 11/10/2018	100,000	135,883
10.2%, 2/6/2039	200,000	310,084
Anheuser-Busch Companies, Inc.:
4.95%, 1/15/2014	100,000	106,901
5.5%, 1/15/2018	25,000	29,422
5.95%, 1/15/2033	50,000	60,303
Anheuser-Busch InBev Worldwide, Inc.:
4.125%, 1/15/2015	200,000	216,715
5.375%, 1/15/2020	300,000	352,559
Beam, Inc., 5.375%, 1/15/2016	18,000	19,977
Bottling Group LLC:
5.0%, 11/15/2013	50,000	53,555
5.5%, 4/1/2016	50,000	57,885
Coca-Cola Refreshments U.S.A., Inc., 7.375%, 3/3/2014	100,000	112,507
ConAgra Foods, Inc.:
7.0%, 4/15/2019	50,000	58,885
7.125%, 10/1/2026	100,000	119,222
Costco Wholesale Corp., 5.5%, 3/15/2017	125,000	148,609
CVS Caremark Corp.:
5.75%, 6/1/2017	300,000	354,030
6.25%, 6/1/2027	100,000	119,464
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	20,000	24,858
General Mills, Inc.:
5.2%, 3/17/2015	225,000	250,365
5.7%, 2/15/2017	50,000	59,113
Kellogg Co.:
4.15%, 11/15/2019	150,000	161,470
Series B, 7.45%, 4/1/2031	50,000	65,548
Kimberly-Clark Corp., 6.625%, 8/1/2037	150,000	205,119
Kraft Foods, Inc.:
6.125%, 2/1/2018	750,000	900,006
6.5%, 8/11/2017	100,000	120,632
Kroger Co.:
3.9%, 10/1/2015	100,000	108,862
8.0%, 9/15/2029	50,000	65,291
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	50,000	55,969
5.9%, 11/1/2039	25,000	28,997
PepsiCo, Inc.:
3.1%, 1/15/2015	150,000	159,655
4.5%, 1/15/2020	300,000	339,500
5.0%, 6/1/2018	100,000	116,718
Series B, 7.0%, 3/1/2029	25,000	33,805
Philip Morris International, Inc.:
4.875%, 5/16/2013	300,000	314,637
5.65%, 5/16/2018	150,000	178,780
6.375%, 5/16/2038	25,000	31,072
Procter & Gamble Co.:
4.7%, 2/15/2019	200,000	232,823
4.85%, 12/15/2015	150,000	171,579
Reynolds American, Inc., 7.625%, 6/1/2016	75,000	90,015
Safeway, Inc., 5.0%, 8/15/2019	100,000	106,201
Sara Lee Corp., 3.875%, 6/15/2013	100,000	100,019
Sysco Corp., 6.625%, 3/17/2039	50,000	68,515
Wal-Mart Stores, Inc.:
2.875%, 4/1/2015	400,000	424,414
4.25%, 4/15/2013	50,000	51,920
5.0%, 10/25/2040	500,000	553,450
5.25%, 9/1/2035	300,000	341,159
5.875%, 4/5/2027	50,000	60,607
6.2%, 4/15/2038	100,000	127,492
Walgreen Co., 5.25%, 1/15/2019	150,000	172,866

		8,145,549
Energy 2.1%
Alberta Energy Co., Ltd., 7.375%, 11/1/2031	50,000	57,455
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	300,000	345,869
6.2%, 3/15/2040	100,000	113,312
Apache Corp.:
6.0%, 9/15/2013	200,000	215,484
6.0%, 1/15/2037	100,000	121,867
Buckeye Partners LP, 6.05%, 1/15/2018	50,000	56,416
Burlington Resources, Inc., 7.375%, 3/1/2029	50,000	63,489
Canadian Natural Resources Ltd.:
5.7%, 5/15/2017	350,000	414,478
6.25%, 3/15/2038	25,000	30,546
Cenovus Energy, Inc., 4.5%, 9/15/2014	200,000	215,980
Chevron Corp., 4.95%, 3/3/2019	300,000	354,369
Conoco, Inc., 6.95%, 4/15/2029	150,000	201,518
ConocoPhillips:
4.6%, 1/15/2015	200,000	220,529
5.75%, 2/1/2019	100,000	121,687
6.5%, 2/1/2039	200,000	265,623
6.65%, 7/15/2018	200,000	247,013
DCP Midstream LLC, 8.125%, 8/16/2030	25,000	31,701
Devon Energy Corp., 6.3%, 1/15/2019	50,000	61,020
El Paso Natural Gas Co., 5.95%, 4/15/2017	150,000	165,563
EnCana Corp.:
4.75%, 10/15/2013	50,000	52,591
5.9%, 12/1/2017	150,000	174,836
Energy Transfer Partners LP:
6.125%, 2/15/2017	25,000	27,932
6.625%, 10/15/2036	25,000	25,934
9.0%, 4/15/2019	58,000	71,928
Enterprise Products Operating LLC:
5.25%, 1/31/2020	300,000	335,030
Series G, 5.6%, 10/15/2014	50,000	55,219
Series L, 6.3%, 9/15/2017	150,000	176,832
Series D, 6.875%, 3/1/2033	25,000	30,143
EOG Resources, Inc., 5.625%, 6/1/2019	200,000	236,155
Halliburton Co.:
5.9%, 9/15/2018	75,000	91,232
6.7%, 9/15/2038	75,000	97,667
7.45%, 9/15/2039	50,000	70,162
Hess Corp., 7.125%, 3/15/2033	25,000	31,533
Husky Energy, Inc., 5.9%, 6/15/2014	200,000	218,909
Kinder Morgan Energy Partners LP:
6.85%, 2/15/2020	125,000	148,938
6.95%, 1/15/2038	150,000	171,303
7.3%, 8/15/2033	50,000	57,612
7.4%, 3/15/2031	50,000	58,403
Marathon Petroleum Corp., 6.5%, 3/1/2041	100,000	108,024
Nexen, Inc.:
7.5%, 7/30/2039	150,000	184,178
7.875%, 3/15/2032	50,000	62,353
ONEOK Partners LP:
6.15%, 10/1/2016	75,000	86,486
8.625%, 3/1/2019	25,000	32,236
ONEOK, Inc., 5.2%, 6/15/2015	50,000	54,514
Petro-Canada:
5.95%, 5/15/2035	100,000	115,289
6.8%, 5/15/2038	100,000	127,587
Petroleos Mexicanos, 6.0%, 3/5/2020	300,000	341,550
Plains All American Pipeline LP:
5.75%, 1/15/2020	50,000	57,170
6.5%, 5/1/2018	100,000	119,046
Spectra Energy Capital LLC, 6.2%, 4/15/2018	300,000	350,397
Statoil ASA, 5.25%, 4/15/2019	200,000	234,441
Suncor Energy, Inc., 5.95%, 12/1/2034	50,000	57,185
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	50,000	59,070
6.2%, 10/15/2037	50,000	61,745
6.35%, 5/15/2067	25,000	25,840
6.5%, 8/15/2018	150,000	185,073
Transocean, Inc.:
6.0%, 3/15/2018	50,000	55,351
6.8%, 3/15/2038	25,000	27,958
Union Pacific Resources Group, Inc., 7.5%, 10/15/2026	60,000	70,455
Valero Energy Corp.:
6.125%, 2/1/2020	200,000	229,778
6.625%, 6/15/2037	35,000	38,094
7.5%, 4/15/2032	25,000	29,101
Weatherford International Ltd.:
5.5%, 2/15/2016	50,000	55,350
6.0%, 3/15/2018	200,000	226,265
Williams Companies, Inc., 8.75%, 3/15/2032	23,000	30,321
Williams Partners LP:
5.25%, 3/15/2020	300,000	330,716
7.25%, 2/1/2017	50,000	60,169

		8,852,020
Financials 9.2%
ACE INA Holdings, Inc.:
5.7%, 2/15/2017	100,000	117,207
6.7%, 5/15/2036	50,000	64,825
Allstate Corp., 5.35%, 6/1/2033	50,000	53,329
Allstate Life Global Funding Trusts, 5.375%, 4/30/2013	200,000	210,061
American Express Co.:
4.875%, 7/15/2013	75,000	78,532
6.15%, 8/28/2017	175,000	205,604
7.0%, 3/19/2018	100,000	122,764
8.125%, 5/20/2019	325,000	424,870
American International Group, Inc.:
4.25%, 5/15/2013	100,000	102,210
5.05%, 10/1/2015	100,000	106,527
Series G, 5.85%, 1/16/2018	50,000	54,375
Ameriprise Financial, Inc., 5.3%, 3/15/2020	150,000	163,501
Apache Finance Canada Corp., 7.75%, 12/15/2029	25,000	35,132
Assurant, Inc., 5.625%, 2/15/2014	25,000	26,283
AXA SA, 8.6%, 12/15/2030	50,000	55,214
Bank of America Corp.:
4.5%, 4/1/2015	350,000	362,517
4.75%, 8/1/2015	100,000	104,764
4.9%, 5/1/2013	100,000	102,983
5.125%, 11/15/2014	200,000	209,174
5.375%, 6/15/2014	130,000	135,868
5.625%, 10/14/2016	100,000	106,319
5.75%, 8/15/2016	100,000	104,125
5.75%, 12/1/2017	425,000	455,810
Series L, 7.625%, 6/1/2019	500,000	576,558
Bank of America NA:
5.3%, 3/15/2017	250,000	260,892
6.0%, 10/15/2036	100,000	98,947
Bank of New York Mellon Corp.:
4.3%, 5/15/2014	100,000	107,085
5.45%, 5/15/2019	40,000	46,240
5.5%, 12/1/2017	50,000	56,871
Bank of Nova Scotia, 3.4%, 1/22/2015	400,000	423,518
Bank One Corp., 7.625%, 10/15/2026	50,000	59,655
Barclays Bank PLC:
5.125%, 1/8/2020	150,000	156,894
6.75%, 5/22/2019	150,000	172,480
BB&T Capital Trust II, 6.75%, 6/7/2036	25,000	25,290
BB&T Corp., 5.2%, 12/23/2015	500,000	554,670
Bear Stearns Companies LLC:
5.3%, 10/30/2015	150,000	165,584
5.7%, 11/15/2014	100,000	110,498
7.25%, 2/1/2018	285,000	343,660
Berkshire Hathaway Finance Corp.:
4.625%, 10/15/2013	150,000	158,857
5.75%, 1/15/2040	200,000	233,997
Berkshire Hathaway, Inc., 3.2%, 2/11/2015	200,000	213,066
BHP Billiton Finance (U.S.A.) Ltd.:
5.4%, 3/29/2017	150,000	175,548
5.5%, 4/1/2014	50,000	54,688
6.5%, 4/1/2019	50,000	62,003
BlackRock, Inc., 3.5%, 12/10/2014	200,000	214,151
Boston Properties LP, (REIT), 5.875%, 10/15/2019	100,000	114,619
BP Capital Markets PLC, 4.75%, 3/10/2019	350,000	396,315
British Transco Finance, Inc., 6.625%, 6/1/2018	100,000	118,866
Bunge Ltd. Finance Corp., 5.35%, 4/15/2014	50,000	53,031
Capital One Financial Corp., 7.375%, 5/23/2014	250,000	276,743
Caterpillar Financial Services Corp.:
Series F, 4.75%, 2/17/2015	50,000	55,311
5.45%, 4/15/2018	100,000	118,620
6.125%, 2/17/2014	150,000	164,884
Charles Schwab Corp., 4.95%, 6/1/2014	50,000	54,231
China Development Bank Corp., 5.0%, 10/15/2015	50,000	54,859
Chubb Corp.:
6.0%, 5/11/2037	75,000	91,261
Series 1, 6.5%, 5/15/2038	25,000	32,481
Citigroup, Inc.:
5.0%, 9/15/2014	375,000	388,361
5.125%, 5/5/2014	100,000	105,452
5.3%, 1/7/2016	100,000	107,222
5.5%, 4/11/2013	450,000	466,987
5.5%, 2/15/2017	100,000	104,889
5.875%, 2/22/2033	100,000	93,848
6.0%, 8/15/2017	50,000	55,592
6.0%, 10/31/2033	100,000	95,766
6.125%, 11/21/2017	375,000	418,560
6.125%, 5/15/2018	100,000	112,099
6.5%, 8/19/2013	100,000	105,792
6.625%, 6/15/2032	75,000	76,949
8.125%, 7/15/2039	100,000	129,599
8.5%, 5/22/2019	100,000	123,288
CNA Financial Corp., 5.85%, 12/15/2014	100,000	107,790
Corp. Andina de Fomento, 5.2%, 5/21/2013	75,000	77,772
Credit Suisse (U.S.A.), Inc.:
4.875%, 1/15/2015	300,000	323,578
5.125%, 8/15/2015	25,000	27,395
5.375%, 3/2/2016	50,000	55,241
7.125%, 7/15/2032	50,000	60,246
Credit Suisse New York, 5.0%, 5/15/2013	200,000	207,660
Daimler Finance North America LLC, 6.5%, 11/15/2013	75,000	81,678
Deutsche Telekom International Finance BV:
5.75%, 3/23/2016	300,000	338,779
5.875%, 8/20/2013	100,000	106,470
Devon Financing Corp., ULC, 7.875%, 9/30/2031	50,000	68,984
Diageo Capital PLC, 5.75%, 10/23/2017	200,000	240,371
Diageo Finance BV, 5.5%, 4/1/2013	50,000	52,447
ERP Operating LP, (REIT), 4.75%, 7/15/2020	200,000	213,560
Export-Import Bank of Korea, 5.875%, 1/14/2015	300,000	327,180
Fifth Third Bancorp.:
4.5%, 6/1/2018	50,000	52,543
5.45%, 1/15/2017	25,000	27,541
8.25%, 3/1/2038	50,000	66,373
General Electric Capital Corp.:
2.95%, 5/9/2016	100,000	104,312
Series A, 3.75%, 11/14/2014	300,000	319,061
Series A, 4.875%, 3/4/2015	475,000	521,921
Series A, 5.0%, 1/8/2016	150,000	166,613
5.5%, 1/8/2020	200,000	226,852
Series A, 5.625%, 5/1/2018	500,000	579,543
5.875%, 1/14/2038	150,000	164,885
Series A, 6.15%, 8/7/2037	125,000	141,550
Series A, 6.75%, 3/15/2032	100,000	119,475
Genworth Financial, Inc., 5.75%, 6/15/2014	25,000	25,991
GlaxoSmithKline Capital, Inc.:
4.85%, 5/15/2013	100,000	104,966
5.65%, 5/15/2018	125,000	150,955
6.375%, 5/15/2038	125,000	165,144
H.J. Heinz Finance Co., 6.75%, 3/15/2032	50,000	60,727
Hartford Financial Services Group, Inc.:
4.625%, 7/15/2013	50,000	51,955
5.95%, 10/15/2036	25,000	24,086
HCP, Inc., (REIT), 6.0%, 1/30/2017	250,000	277,826
HSBC Bank U.S.A. NA:
4.625%, 4/1/2014	50,000	52,542
7.0%, 1/15/2039	50,000	58,383
HSBC Finance Corp.:
4.75%, 7/15/2013	50,000	51,840
5.0%, 6/30/2015	50,000	53,101
5.5%, 1/19/2016	100,000	108,362
HSBC Holdings PLC:
5.1%, 4/5/2021	500,000	540,531
6.5%, 5/2/2036	200,000	222,408
Inter-American Development Bank:
1.625%, 7/15/2013	500,000	505,984
3.875%, 9/17/2019	500,000	569,936
International Finance Corp., 3.0%, 4/22/2014	300,000	315,542
Jefferies Group, Inc., 8.5%, 7/15/2019	25,000	27,750
John Deere Capital Corp.:
2.95%, 3/9/2015	150,000	159,071
4.9%, 9/9/2013	100,000	106,148
JPMorgan Chase & Co.:
3.7%, 1/20/2015	300,000	316,335
4.625%, 5/10/2021	500,000	522,535
4.75%, 5/1/2013	100,000	104,144
5.125%, 9/15/2014	350,000	375,053
6.0%, 1/15/2018	350,000	404,883
6.125%, 6/27/2017	50,000	57,062
6.3%, 4/23/2019	100,000	115,551
JPMorgan Chase Bank NA, 5.875%, 6/13/2016	250,000	276,521
KeyBank NA:
5.45%, 3/3/2016	25,000	27,467
5.8%, 7/1/2014	350,000	379,500
Lincoln National Corp., 8.75%, 7/1/2019	400,000	506,349
Marsh & McLennan Companies, Inc., 5.75%, 9/15/2015	9,000	10,094
Mellon Funding Corp., 5.0%, 12/1/2014	50,000	54,368
Merrill Lynch & Co., Inc.:
5.0%, 2/3/2014	25,000	25,893
Series C, 5.0%, 1/15/2015	125,000	130,406
6.05%, 5/16/2016	50,000	52,646
6.22%, 9/15/2026	50,000	50,964
Series C, 6.4%, 8/28/2017	50,000	54,527
6.5%, 7/15/2018	50,000	54,354
MetLife, Inc.:
5.0%, 6/15/2015	175,000	193,550
6.4%, 12/15/2036	25,000	24,500
6.75%, 6/1/2016	300,000	356,419
Morgan Stanley:
4.2%, 11/20/2014	100,000	100,793
4.75%, 4/1/2014	500,000	508,182
5.45%, 1/9/2017	100,000	102,125
Series F, 5.625%, 9/23/2019	300,000	296,526
Series F, 6.0%, 4/28/2015	450,000	471,007
7.3%, 5/13/2019	125,000	134,520
National City Corp., 4.9%, 1/15/2015	100,000	109,694
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	100,000	138,443
NiSource Finance Corp.:
5.25%, 9/15/2017	75,000	83,333
5.45%, 9/15/2020	75,000	82,910
Nordic Investment Bank, 5.0%, 2/1/2017	150,000	176,431
Novartis Capital Corp., 4.4%, 4/24/2020	150,000	170,114
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	300,000	351,387
Petrobras International Finance Co.:
5.75%, 1/20/2020	500,000	553,900
5.875%, 3/1/2018	200,000	224,331
PNC Funding Corp.:
4.25%, 9/21/2015	150,000	163,787
6.7%, 6/10/2019	100,000	121,666
Principal Financial Group, Inc., 6.05%, 10/15/2036	300,000	324,488
Principal Life Income Funding Trust, 5.1%, 4/15/2014	25,000	26,623
ProLogis LP, 6.625%, 5/15/2018	125,000	142,293
Protective Life Corp.:
7.375%, 10/15/2019	50,000	55,333
8.45%, 10/15/2039	50,000	57,889
Prudential Financial, Inc.:
Series D, 3.875%, 1/14/2015	100,000	105,300
Series B, 5.1%, 9/20/2014	100,000	108,216
Series B, 5.75%, 7/15/2033	25,000	25,703
Series D, 6.625%, 12/1/2037	50,000	57,734
7.375%, 6/15/2019	100,000	123,612
Rio Tinto Finance (U.S.A.) Ltd., 9.0%, 5/1/2019	200,000	270,226
Royal Bank of Scotland PLC, 4.875%, 3/16/2015	350,000	363,810
Shell International Finance BV:
4.3%, 9/22/2019	200,000	226,740
6.375%, 12/15/2038	350,000	463,070
Simon Property Group LP, (REIT):
5.1%, 6/15/2015	50,000	55,093
5.25%, 12/1/2016	100,000	113,090
6.125%, 5/30/2018	130,000	153,057
SLM Corp., Series A, 5.0%, 10/1/2013	25,000	25,563
State Street Corp., 4.3%, 5/30/2014	100,000	107,179
Swiss Re Solutions Holding Corp., 6.45%, 3/1/2019	150,000	166,069
Telecom Italia Capital SA:
5.25%, 10/1/2015	175,000	180,687
6.375%, 11/15/2033	75,000	67,500
7.721%, 6/4/2038	100,000	97,500
Teva Pharmaceutical Finance Co. BV, 2.4%, 11/10/2016	200,000	204,810
The Goldman Sachs Group, Inc.:
5.125%, 1/15/2015	275,000	292,692
5.15%, 1/15/2014	100,000	105,124
5.35%, 1/15/2016	125,000	132,560
5.375%, 3/15/2020	300,000	304,973
5.625%, 1/15/2017	25,000	26,259
5.95%, 1/18/2018	50,000	53,861
6.0%, 5/1/2014	400,000	428,818
6.125%, 2/15/2033	50,000	49,600
6.15%, 4/1/2018	250,000	269,657
6.25%, 9/1/2017	200,000	219,218
6.75%, 10/1/2037	400,000	390,829
The Travelers Companies, Inc.:
6.25%, 6/15/2037	150,000	184,289
6.75%, 6/20/2036	50,000	64,610
Total Capital SA, 3.0%, 6/24/2015	200,000	207,630
Toyota Motor Credit Corp., 3.2%, 6/17/2015	200,000	212,490
Tyco International Finance SA, 8.5%, 1/15/2019	100,000	129,603
U.S. Bancorp., 3.15%, 3/4/2015	150,000	158,464
UBS AG Stamford Branch:
Series 10, 5.875%, 7/15/2016	50,000	52,702
5.875%, 12/20/2017	325,000	360,329
UFJ Finance Aruba AEC, 6.75%, 7/15/2013	150,000	159,198
Vale Overseas Ltd.:
6.25%, 1/23/2017	100,000	115,243
6.875%, 11/21/2036	150,000	173,976
6.875%, 11/10/2039	100,000	116,812
Verizon Wireless Capital LLC:
5.55%, 2/1/2014	210,000	227,122
8.5%, 11/15/2018	200,000	274,605
Wachovia Bank NA:
4.875%, 2/1/2015	75,000	80,836
5.0%, 8/15/2015	200,000	215,654
Wachovia Corp.:
4.875%, 2/15/2014	50,000	52,826
5.25%, 8/1/2014	50,000	53,817
Series G, 5.5%, 5/1/2013	325,000	341,323
5.625%, 10/15/2016	100,000	111,481
5.75%, 6/15/2017	50,000	57,603
Wells Fargo & Co.:
4.625%, 4/15/2014	100,000	105,776
4.95%, 10/16/2013	50,000	52,740
5.0%, 11/15/2014	50,000	53,631
5.125%, 9/15/2016	50,000	55,044
5.375%, 2/7/2035	150,000	160,082
5.625%, 12/11/2017	250,000	289,695
Wells Fargo Bank NA, Series AI, 4.75%, 2/9/2015	350,000	375,435
Western Union Co.:
5.93%, 10/1/2016	150,000	172,957
6.2%, 11/17/2036	25,000	26,223
Westpac Banking Corp.:
3.0%, 8/4/2015	350,000	362,304
4.875%, 11/19/2019	200,000	215,922

		38,899,707
Health Care 1.2%
Abbott Laboratories:
5.3%, 5/27/2040	100,000	115,634
6.0%, 4/1/2039	75,000	93,668
6.15%, 11/30/2037	50,000	63,617
Aetna, Inc., 6.625%, 6/15/2036	50,000	62,282
Amgen, Inc.:
4.5%, 3/15/2020	200,000	217,851
4.85%, 11/18/2014	25,000	27,350
5.85%, 6/1/2017	125,000	146,983
AstraZeneca PLC, 5.9%, 9/15/2017	250,000	299,632
Baxter International, Inc., 4.625%, 3/15/2015	25,000	27,659
Becton Dickinson & Co., 3.125%, 11/8/2021	150,000	152,202
Boston Scientific Corp., 6.0%, 1/15/2020	100,000	114,779
Bristol-Myers Squibb Co.:
5.25%, 8/15/2013	50,000	53,240
5.875%, 11/15/2036	22,000	27,256
Covidien International Finance SA:
6.0%, 10/15/2017	75,000	89,972
6.55%, 10/15/2037	25,000	32,400
Eli Lilly & Co., 5.2%, 3/15/2017	125,000	146,503
Express Scripts, Inc., 7.25%, 6/15/2019	125,000	154,425
Genentech, Inc., 4.75%, 7/15/2015	50,000	55,819
Johnson & Johnson:
4.85%, 5/15/2041	250,000	284,797
5.55%, 8/15/2017	100,000	121,822
6.95%, 9/1/2029	50,000	68,191
McKesson Corp., 5.7%, 3/1/2017	75,000	87,216
Medco Health Solutions, Inc., 7.125%, 3/15/2018	75,000	89,828
Medtronic, Inc.:
Series B, 4.75%, 9/15/2015	75,000	83,948
6.5%, 3/15/2039	25,000	32,372
Merck & Co., Inc.:
4.75%, 3/1/2015	100,000	111,161
5.0%, 6/30/2019	350,000	411,370
5.3%, 12/1/2013	50,000	53,977
5.85%, 6/30/2039	25,000	32,073
6.5%, 12/1/2033	25,000	33,674
Pfizer, Inc., 6.2%, 3/15/2019	150,000	187,710
Pharmacia Corp., 6.6%, 12/1/2028	75,000	95,956
Quest Diagnostics, Inc.:
4.75%, 1/30/2020	150,000	163,606
6.95%, 7/1/2037	25,000	30,530
UnitedHealth Group, Inc.:
4.875%, 4/1/2013	25,000	26,038
5.0%, 8/15/2014	9,000	9,847
6.0%, 2/15/2018	500,000	603,915
WellPoint, Inc., 5.85%, 1/15/2036	150,000	173,514
Wyeth LLC:
5.5%, 2/1/2014	150,000	163,158
5.5%, 2/15/2016	50,000	57,741
5.95%, 4/1/2037	150,000	190,027

		4,993,743
Industrials 1.4%
3M Co.:
Series E, 4.375%, 8/15/2013	100,000	105,319
5.7%, 3/15/2037	25,000	31,934
Archer-Daniels-Midland Co., 5.935%, 10/1/2032	75,000	88,272
Boeing Co.:
3.75%, 11/20/2016	100,000	110,012
6.625%, 2/15/2038	50,000	66,672
Burlington Northern Santa Fe LLC, 5.75%, 5/1/2040	250,000	285,433
Canadian National Railway Co., 6.375%, 11/15/2037	50,000	63,334
Caterpillar, Inc.:
6.05%, 8/15/2036	25,000	31,639
7.3%, 5/1/2031	120,000	163,976
CRH America, Inc., 5.3%, 10/15/2013	100,000	104,983
CSX Corp.:
6.0%, 10/1/2036	100,000	115,857
6.15%, 5/1/2037	50,000	58,061
6.25%, 4/1/2015	250,000	288,140
Danaher Corp., 5.625%, 1/15/2018	50,000	59,330
Deere & Co., 8.1%, 5/15/2030	50,000	72,585
Emerson Electric Co.:
4.75%, 10/15/2015	75,000	83,746
5.25%, 10/15/2018	50,000	58,119
6.125%, 4/15/2039	50,000	65,048
General Dynamics Corp., 5.375%, 8/15/2015	100,000	114,593
General Electric Co., 5.25%, 12/6/2017	100,000	115,646
Honeywell International, Inc.:
5.3%, 3/15/2017	50,000	58,838
5.3%, 3/1/2018	50,000	59,698
5.7%, 3/15/2036	50,000	60,122
5.7%, 3/15/2037	50,000	61,056
Illinois Tool Works, Inc., 5.15%, 4/1/2014	300,000	325,691
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	300,000	366,450
Koninklijke Philips Electronics NV, 6.875%, 3/11/2038	150,000	185,475
Lockheed Martin Corp.:
4.25%, 11/15/2019	150,000	162,483
Series B, 6.15%, 9/1/2036	75,000	89,914
M.D.C. Holdings, Inc., 5.375%, 7/1/2015	25,000	26,024
Norfolk Southern Corp.:
5.64%, 5/17/2029	96,000	110,294
7.25%, 2/15/2031	100,000	133,278
7.8%, 5/15/2027	4,000	5,534
Norfolk Southern Railway Co., 9.75%, 6/15/2020	40,000	56,666
Pitney Bowes, Inc.:
3.875%, 6/15/2013	100,000	103,256
6.25%, 3/15/2019	50,000	52,675
Raytheon Co.:
4.4%, 2/15/2020	100,000	110,344
7.2%, 8/15/2027	75,000	97,595
Republic Services, Inc., 5.0%, 3/1/2020	100,000	111,982
Rockwell Automation, Inc., 6.25%, 12/1/2037	50,000	60,100
Tyco International Ltd., 6.875%, 1/15/2021	50,000	62,068
Union Pacific Corp.:
5.75%, 11/15/2017	25,000	29,630
7.0%, 2/1/2016	50,000	59,196
7.875%, 1/15/2019	250,000	322,277
United Parcel Service of America, Inc., 8.375%, 4/1/2020	50,000	69,541
United Parcel Service, Inc., 5.5%, 1/15/2018	200,000	240,545
United Technologies Corp.:
4.875%, 5/1/2015	50,000	55,843
5.375%, 12/15/2017	100,000	119,740
6.125%, 7/15/2038	200,000	250,031
Waste Management, Inc.:
7.0%, 7/15/2028	50,000	63,024
7.1%, 8/1/2026	100,000	123,407
Xerox Corp., 6.75%, 2/1/2017	200,000	231,480

		5,946,956
Information Technology 0.8%
Cisco Systems, Inc.:
5.5%, 2/22/2016	250,000	290,128
5.5%, 1/15/2040	200,000	233,175
5.9%, 2/15/2039	50,000	60,730
Corning, Inc., 5.75%, 8/15/2040	50,000	55,299
Dell, Inc., 5.875%, 6/15/2019	350,000	415,482
Hewlett-Packard Co.:
2.2%, 12/1/2015	150,000	151,603
4.75%, 6/2/2014	100,000	106,977
International Business Machines Corp.:
1.0%, 8/5/2013	200,000	201,282
5.6%, 11/30/2039	100,000	122,335
5.7%, 9/14/2017	150,000	180,622
6.5%, 1/15/2028	125,000	162,970
Microsoft Corp.:
0.875%, 9/27/2013	200,000	201,466
4.2%, 6/1/2019	100,000	113,902
5.2%, 6/1/2039	50,000	59,481
Oracle Corp.:
4.95%, 4/15/2013	75,000	78,541
5.0%, 7/8/2019	100,000	116,662
5.25%, 1/15/2016	100,000	114,756
6.125%, 7/8/2039	125,000	155,045
6.5%, 4/15/2038	100,000	129,696
Tyco Electronics Group SA, 6.55%, 10/1/2017	250,000	295,989

		3,246,141
Materials 0.9%
Alcoa, Inc.:
5.55%, 2/1/2017	75,000	82,389
5.9%, 2/1/2027	25,000	25,150
5.95%, 2/1/2037	75,000	72,975
6.15%, 8/15/2020	200,000	215,295
ArcelorMittal:
5.375%, 6/1/2013	100,000	103,786
6.125%, 6/1/2018	100,000	105,071
9.85%, 6/1/2019	75,000	90,246
Barrick Gold Corp., 6.95%, 4/1/2019	125,000	152,424
Cliffs Natural Resources, Inc., 6.25%, 10/1/2040	50,000	53,096
Dow Chemical Co., 7.6%, 5/15/2014	250,000	283,079
E.I. du Pont de Nemours & Co.:
3.25%, 1/15/2015	200,000	213,755
6.0%, 7/15/2018	175,000	216,209
International Paper Co.:
7.5%, 8/15/2021	125,000	157,563
7.95%, 6/15/2018	100,000	125,658
Monsanto Co.:
5.5%, 8/15/2025	25,000	29,803
Series 1, 5.5%, 7/30/2035	50,000	57,623
Newmont Mining Corp.:
5.125%, 10/1/2019	100,000	112,181
5.875%, 4/1/2035	20,000	21,537
Nucor Corp.:
5.85%, 6/1/2018	25,000	29,954
6.4%, 12/1/2037	50,000	63,621
Potash Corp. of Saskatchewan, Inc., 6.5%, 5/15/2019	100,000	123,219
PPG Industries, Inc., 6.65%, 3/15/2018	300,000	364,295
Praxair, Inc.:
3.95%, 6/1/2013	50,000	51,866
4.5%, 8/15/2019	75,000	84,933
Rio Tinto Alcan, Inc.:
4.5%, 5/15/2013	100,000	104,233
5.2%, 1/15/2014	25,000	26,826
5.75%, 6/1/2035	25,000	28,514
6.125%, 12/15/2033	50,000	58,545
Rohm & Haas Co., 6.0%, 9/15/2017	300,000	345,369
Southern Copper Corp., 6.75%, 4/16/2040	300,000	324,198

		3,723,413
Telecommunication Services 1.4%
America Movil SAB de CV:
5.75%, 1/15/2015	50,000	55,655
6.125%, 11/15/2037	100,000	115,458
6.125%, 3/30/2040	100,000	116,132
Ameritech Capital Funding Corp., 6.55%, 1/15/2028	100,000	108,726
AT&T Corp., 8.0%, 11/15/2031	20,000	28,095
AT&T, Inc.:
4.85%, 2/15/2014	100,000	107,520
5.1%, 9/15/2014	225,000	247,660
5.6%, 5/15/2018	200,000	236,536
5.8%, 2/15/2019	450,000	534,124
6.55%, 2/15/2039	300,000	365,088
6.8%, 5/15/2036	50,000	61,771
BellSouth Corp.:
5.2%, 9/15/2014	100,000	110,056
6.0%, 11/15/2034	100,000	108,282
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	58,054
9.625%, 12/15/2030	70,000	102,993
Embarq Corp.:
7.082%, 6/1/2016	175,000	197,089
7.995%, 6/1/2036	125,000	126,345
France Telecom SA:
5.375%, 7/8/2019	150,000	169,241
8.5%, 3/1/2031	75,000	106,358
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	50,000	64,197
Motorola Solutions, Inc., 7.5%, 5/15/2025	50,000	59,418
Nokia OYJ, 5.375%, 5/15/2019	150,000	148,309
Qwest Corp., 8.375%, 5/1/2016	150,000	179,238
Rogers Communications, Inc., 6.8%, 8/15/2018	100,000	124,470
Telefonica Emisiones SAU:
6.421%, 6/20/2016	125,000	133,259
7.045%, 6/20/2036	150,000	147,448
Verizon Communications, Inc.:
5.55%, 2/15/2016	100,000	114,854
6.35%, 4/1/2019	675,000	821,988
Verizon Global Funding Corp.:
7.75%, 12/1/2030	100,000	135,435
7.75%, 6/15/2032	100,000	134,036
Vodafone Group PLC:
5.0%, 9/15/2015	575,000	645,330
6.15%, 2/27/2037	125,000	151,155

		5,814,320
Utilities 1.7%
Alabama Power Co.:
5.7%, 2/15/2033	50,000	59,245
6.125%, 5/15/2038	100,000	125,835
American Electric Power Co., Inc., 5.25%, 6/1/2015	100,000	109,074
American Water Capital Corp., 6.085%, 10/15/2017	100,000	116,321
Atmos Energy Corp., 4.95%, 10/15/2014	25,000	27,213
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	150,000	166,647
Series D, 7.88%, 11/1/2017	75,000	93,344
Commonwealth Edison Co.:
5.8%, 3/15/2018	50,000	59,761
Series 106, 6.15%, 9/15/2017	100,000	120,331
Consolidated Edison Co. of New York:
Series 2005-A, 5.3%, 3/1/2035	150,000	169,518
6.2%, 6/15/2036	125,000	158,441
Series 08-B, 6.75%, 4/1/2038	50,000	67,677
Constellation Energy Group, Inc., 4.55%, 6/15/2015	30,000	32,400
Detroit Edison Co., 5.7%, 10/1/2037	50,000	59,531
Dominion Resources, Inc.:
Series C, 5.15%, 7/15/2015	50,000	56,255
Series F, 5.25%, 8/1/2033	100,000	111,234
Series B, 5.95%, 6/15/2035	50,000	59,617
Duke Energy Carolinas LLC:
5.3%, 10/1/2015	75,000	85,744
6.05%, 4/15/2038	140,000	177,041
Duke Energy Indiana, Inc.:
5.0%, 9/15/2013	100,000	105,468
6.45%, 4/1/2039	150,000	197,064
Duke Energy Ohio, Inc., 2.1%, 6/15/2013	100,000	101,753
Entergy Texas, Inc., 7.125%, 2/1/2019	140,000	166,650
Exelon Corp., 5.625%, 6/15/2035	25,000	26,974
Exelon Generation Co., LLC, 5.2%, 10/1/2019	125,000	138,741
Florida Power & Light Co.:
4.95%, 6/1/2035	50,000	55,178
5.55%, 11/1/2017	400,000	481,057
5.65%, 2/1/2037	50,000	60,295
Florida Power Corp., 5.65%, 6/15/2018	125,000	149,276
Georgia Power Co., 4.25%, 12/1/2019	100,000	109,438
KeySpan Corp., 8.0%, 11/15/2030	50,000	66,254
MidAmerican Energy Co., 5.3%, 3/15/2018	100,000	116,754
MidAmerican Energy Holdings Co.:
6.125%, 4/1/2036	175,000	208,022
6.5%, 9/15/2037	100,000	124,941
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	31,999
Northern States Power Co., 6.25%, 6/1/2036	100,000	131,048
NSTAR Electric Co., 4.875%, 4/15/2014	25,000	26,980
Oncor Electric Delivery Co., 7.0%, 9/1/2022	300,000	364,056
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	50,000	56,720
5.625%, 11/30/2017	25,000	29,717
5.8%, 3/1/2037	100,000	119,467
6.05%, 3/1/2034	200,000	243,115
PPL Energy Supply LLC, 5.4%, 8/15/2014	100,000	108,104
Progress Energy, Inc.:
6.0%, 12/1/2039	100,000	119,247
7.75%, 3/1/2031	50,000	67,865
PSEG Power LLC, 5.5%, 12/1/2015	50,000	56,131
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	25,000	28,343
5.795%, 3/15/2040	100,000	119,703
San Diego Gas & Electric Co., 5.35%, 5/15/2040	50,000	59,498
Scottish Power Ltd., 5.375%, 3/15/2015	150,000	162,373
Sierra Pacific Power Co., 5.45%, 9/1/2013	50,000	53,047
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	55,000	69,338
6.0%, 1/15/2034	50,000	62,404
6.05%, 3/15/2039	50,000	64,137
6.65%, 4/1/2029	100,000	127,522
Southern California Gas Co., 5.75%, 11/15/2035	50,000	61,167
Southern Union Co., 8.25%, 11/15/2029	50,000	59,724
Southwestern Electric Power Co.:
Series F, 5.875%, 3/1/2018	150,000	172,555
6.2%, 3/15/2040	100,000	118,418
TransAlta Corp., 4.75%, 1/15/2015	150,000	160,023
Union Electric Co., 6.4%, 6/15/2017	100,000	119,853
United Utilities PLC, 5.375%, 2/1/2019	30,000	31,764
Virginia Electric & Power Co.:
Series A, 5.4%, 1/15/2016	200,000	229,576
5.4%, 4/30/2018	200,000	237,791
8.875%, 11/15/2038	50,000	79,657
Xcel Energy, Inc., 6.5%, 7/1/2036	75,000	95,130

		7,429,566

Total Corporate Bonds (Cost $85,076,417)		93,794,863
Mortgage-Backed Securities Pass-Throughs 30.9%
Federal Home Loan Mortgage Corp.:
2.131% *, 12/1/2033	40,425	42,075
2.375% *, with various maturities from 3/1/2035 until 12/1/2035	117,695	124,364
2.479% *, 9/1/2035	107,576	114,636
2.514% *, 3/1/2036	481,662	513,271
2.542% *, 11/1/2035	51,474	54,852
2.55% *, 8/1/2036	25,319	26,981
2.563% *, 9/1/2035	33,786	35,824
3.0%, with various maturities from 3/1/2026 until 11/1/2026 (a)	1,292,852	1,337,249
3.028% *, 11/1/2035	71,387	76,071
3.5%, with various maturities from 5/1/2025 until 1/1/2041 (a)	1,479,223	1,537,877
4.0%, with various maturities from 1/1/2020 until 1/1/2041 (a)	5,899,422	6,196,651
4.281% *, 5/1/2037	21,243	22,405
4.5%, with various maturities from 1/1/2020 until 9/1/2041	9,340,547	9,998,107
4.923% *, 12/1/2034	30,418	32,379
5.0%, with various maturities from 12/1/2017 until 3/1/2040	7,996,325	8,638,601
5.149% *, 6/1/2035	39,956	41,827
5.5%, with various maturities from 11/1/2013 until 11/1/2038	4,471,715	4,896,569
5.511% *, 1/1/2037	34,181	36,310
5.611% *, 4/1/2036	27,338	29,069
5.681% *, 9/1/2037	92,852	97,877
5.696% *, 4/1/2037	98,280	106,926
5.771% *, 4/1/2037	32,692	34,838
5.799% *, 2/1/2038	121,359	132,035
5.843% *, 5/1/2037	45,783	49,072
5.907% *, 12/1/2036	18,847	20,018
6.0%, with various maturities from 9/1/2021 until 7/1/2038	3,527,846	3,903,683
6.024% *, 2/1/2037	30,725	32,625
6.5%, with various maturities from 12/1/2014 until 11/1/2037	1,230,441	1,374,015
7.0%, with various maturities from 12/1/2024 until 12/1/2026	35,006	39,783
7.5%, with various maturities from 5/1/2024 until 6/1/2027	5,904	6,825
Federal National Mortgage Association:
2.1% *, 6/1/2035	77,849	81,868
2.374% *, 10/1/2036	33,117	35,255
2.418% *, 3/1/2035	102,920	109,535
2.472% *, 6/1/2035	50,633	53,643
2.475% *, 6/1/2036	92,326	98,236
2.542% *, 11/1/2036	38,785	41,330
2.685% *, 4/1/2035	93,383	99,512
2.717% *, 1/1/2037	19,615	20,868
2.768% *, 1/1/2036	70,275	74,277
2.836% *, 1/1/2037	29,978	31,945
3.0%, with various maturities from 8/1/2026 until 1/1/2027 (a)	1,289,691	1,335,866
3.304% *, 5/1/2041	162,019	168,458
3.49% *, 6/1/2041	244,558	257,638
3.5%, with various maturities from 11/1/2025 until 1/1/2042 (a)	3,639,435	3,762,841
3.599% *, 5/1/2040	225,152	235,589
3.928% *, 8/1/2036	17,066	18,062
4.0%, with various maturities from 12/1/2020 until 2/1/2042 (a)	12,514,764	13,242,678
4.5%, with various maturities from 2/1/2020 until 4/1/2041	10,270,228	11,013,510
4.938% *, 8/1/2035	108,521	117,278
5.0%, with various maturities from 11/1/2020 until 9/1/2041	8,434,978	9,167,327
5.074% *, 7/1/2035	33,668	35,499
5.209% *, 3/1/2037	25,345	26,875
5.5%, with various maturities from 8/1/2019 until 1/1/2040	9,927,014	10,815,583
5.544% *, 1/1/2036	87,676	93,332
5.966% *, 9/1/2036	23,773	25,333
6.0%, with various maturities from 12/1/2016 until 4/1/2039	5,846,626	6,455,686
6.5%, with various maturities from 1/1/2018 until 1/1/2038	2,064,306	2,309,802
7.0%, with various maturities from 6/1/2012 until 6/1/2038	509,231	576,991
7.5%, with various maturities from 1/1/2024 until 4/1/2028	14,705	17,109
8.0%, with various maturities from 12/1/2021 until 11/1/2031	22,746	26,834
8.5%, with various maturities from 12/1/2025 until 8/1/2031	6,893	8,169
Government National Mortgage Association:
3.0% *, 6/20/2041	286,409	296,886
3.5%, with various maturities from 10/1/2041 until 11/20/2041 (a)	1,893,370	1,974,376
4.0%, with various maturities from 11/15/2024 until 1/20/2042 (a)	5,074,021	5,447,453
4.5%, with various maturities from 5/15/2039 until 1/20/2041 (a)	9,203,239	10,029,184
5.0%, with various maturities from 10/20/2035 until 5/20/2041 (a)	5,320,010	5,873,682
5.5%, with various maturities from 9/15/2033 until 10/20/2040	3,081,034	3,431,442
6.0%, with various maturities from 2/15/2029 until 9/20/2040	2,350,582	2,644,722
6.5%, with various maturities from 11/15/2023 until 10/20/2037	630,704	717,283
7.0%, 1/15/2039	67,468	76,954
7.5%, with various maturities from 8/15/2029 until 6/15/2032	29,501	34,710
8.0%, with various maturities from 7/15/2022 until 3/15/2032	57,510	67,964

Total Mortgage-Backed Securities Pass-Throughs (Cost $125,072,595)		130,504,400
Asset-Backed 0.3%
Credit Card Receivables 0.2%
Chase Issuance Trust, "A2", Series 2006-A2, 5.16%, 4/16/2018	150,000	172,414
Citibank Credit Card Issuance Trust:
"A10", Series 2003-A10, 4.75%, 12/10/2015	100,000	106,879
"A8", Series 2004-A8, 4.9%, 12/12/2016	100,000	110,829
"C4", Series 2003-C4, 5.0%, 6/10/2015	40,000	41,725
"A3", Series 2006-A3, 5.3%, 3/15/2018	100,000	115,625
"A8", Series 2007-A8, 5.65%, 9/20/2019	200,000	239,109
"A3", Series 2007-A3, 6.15%, 6/15/2039	35,000	45,206
Discover Card Master Trust, "A4", Series 2008-A4, 5.65%, 12/15/2015	100,000	106,201
MBNA Credit Card Master Note Trust, "B1", Series 2004-B1, 4.45%, 8/15/2016	25,000	26,591

		964,579
Utilities 0.1%
CenterPoint Energy Transition Bond Co., LLC, "A4", Series 2005-A, 5.17%, 8/1/2019	100,000	114,745
Entergy Texas Restoration Funding LLC, "A3", Series 2009-A, 4.38%, 11/1/2023	50,000	56,340

		171,085

Total Asset-Backed (Cost $1,054,548)		1,135,664
Commercial Mortgage-Backed Securities 2.4%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2004-1, 4.76%, 11/10/2039	200,000	210,227
"A6", Series 2004-4, 4.877%, 7/10/2042	120,000	128,206
"AJ", Series 2005-6, 5.366% *, 9/10/2047	100,000	101,927
"AM", Series 2006-6, 5.39%, 10/10/2045	150,000	146,967
"A4", Series 2007-1, 5.451%, 1/15/2049	100,000	112,481
"A4", Series 2006-4, 5.634%, 7/10/2046	400,000	451,393
"AM", Series 2006-4, 5.675%, 7/10/2046	100,000	106,280
Bear Stearns Commercial Mortgage Securities, Inc.:
"A4", Series 2004-T14, 5.2%, 1/12/2041	500,000	531,201
"A4", Series 2007-T26, 5.471%, 1/12/2045	100,000	113,109
"A4", Series 2006-T24, 5.537%, 10/12/2041	300,000	340,214
"A4", Series 2006-PW13, 5.54%, 9/11/2041	250,000	282,733
Citigroup Commercial Mortgage Trust, "AJ", Series 2006-C4, 5.921% *, 3/15/2049	50,000	44,766
Commercial Mortgage Pass-Through Certificates:
"A4", Series 2006-C8, 5.306%, 12/10/2046	220,000	245,964
"A4", Series 2007-C9, 6.006% *, 12/10/2049	100,000	114,754
Credit Suisse Mortgage Capital Certificates:
"A3", Series 2006-C5, 5.311%, 12/15/2039	100,000	110,191
"A3", Series 2006-C4, 5.467%, 9/15/2039	125,000	137,863
"A4", Series 2006-C1, 5.596% *, 2/15/2039	380,000	425,430
Greenwich Capital Commercial Funding Corp.:
"A7", Series 2004-GG1, 5.317% *, 6/10/2036	200,000	213,191
"A4", Series 2007-GG11, 5.736%, 12/10/2049	115,000	126,945
GS Mortgage Securities Corp. II:
"A4A", Series 2005-GG4, 4.751%, 7/10/2039	100,000	108,446
"A6", Series 2004-GG2, 5.396%, 8/10/2038	100,000	107,888
"A4", Series 2006-GG6, 5.553%, 4/10/2038	100,000	110,810
GS Mortgage Securities Trust, "A4", Series 2007-GG10, 5.98% *, 8/10/2045	125,000	138,712
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A3", Series 2006-LDP9, 5.336%, 5/15/2047	323,000	353,776
"A3", Series 2007-LDPX, 5.42%, 1/15/2049	125,000	138,524
"A4", Series 2007-CB18, 5.44%, 6/12/2047	100,000	111,179
"AJ", Series 2005-LDP5, 5.493% *, 12/15/2044	100,000	102,393
"A4", Series 2007-CB19, 5.925% *, 2/12/2049	100,000	112,512
"A4", Series 2007-LD11, 6.003% *, 6/15/2049	380,000	416,512
LB-UBS Commercial Mortgage Trust:
"A2", Series 2006-C6, 5.262%, 9/15/2039	3,614	3,617
"A3", Series 2006-C7, 5.347%, 11/15/2038	500,000	560,402
"A3", Series 2007-C2, 5.43%, 2/15/2040	175,000	193,501
"AM", Series 2006-C3, 5.712%, 3/15/2039	50,000	53,059
"A3", Series 2007-C7, 5.866%, 9/15/2045	105,000	118,953
"A2", Series 2008-C1, 6.315% *, 4/15/2041	300,000	350,362
Morgan Stanley Capital I:
"A2", Series 2011-C3, 3.224%, 7/15/2049	100,000	105,640
"A4", Series 2003-IQ6, 4.97%, 12/15/2041	358,000	378,166
"A4", Series 2005-HQ5, 5.168%, 1/14/2042	400,000	434,409
"A4", Series 2006-IQ12, 5.332%, 12/15/2043	500,000	562,570
"A4", Series 2007-T27, 5.817% *, 6/11/2042	185,000	212,679
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2004-C15, 4.803%, 10/15/2041	500,000	536,243
"A4", Series 2005-C22, 5.443% *, 12/15/2044	500,000	557,271
"AM", Series 2005-C22, 5.493% *, 12/15/2044	100,000	105,756
"AM", Series 2006-C26, 6.173% *, 6/15/2045	130,000	142,966

Total Commercial Mortgage-Backed Securities (Cost $8,826,544)		9,960,188
Government & Agency Obligations 41.6%
Other Government Related (b) 1.4%
European Investment Bank:
2.375%, 3/14/2014	1,200,000	1,237,851
4.25%, 7/15/2013	200,000	209,228
4.625%, 5/15/2014	450,000	486,116
4.875%, 2/15/2036	200,000	216,275
5.125%, 5/30/2017	50,000	58,588
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	100,000	141,114
International Bank for Reconstruction & Development:
1.75%, 7/15/2013	700,000	711,579
4.75%, 2/15/2035	25,000	29,900
5.0%, 4/1/2016	50,000	57,751
8.625%, 10/15/2016	100,000	132,179
Japan Bank for International Corp., 2.875%, 2/2/2015	300,000	316,435
KFW:
Zero Coupon, 6/29/2037	500,000	193,855
2.375%, 8/25/2021	200,000	195,484
2.625%, 3/3/2015	600,000	630,743
3.5%, 3/10/2014	100,000	105,553
4.125%, 10/15/2014	150,000	162,813
Landwirtschaftliche Rentenbank:
3.125%, 7/15/2015	200,000	213,220
5.125%, 2/1/2017	100,000	116,597
Oesterreichische Kontrollbank AG, 4.5%, 3/9/2015	350,000	381,580
Pemex Project Funding Master Trust:
5.75%, 3/1/2018	200,000	225,000
6.625%, 6/15/2035	50,000	57,000

		5,878,861
Sovereign Bonds 1.8%
Export Development Canada, 3.125%, 4/24/2014	300,000	316,705
Federal Republic of Brazil:
5.625%, 1/7/2041	250,000	288,125
6.0%, 1/17/2017	100,000	118,500
7.125%, 1/20/2037	50,000	68,625
7.875%, 3/7/2015	300,000	357,900
8.875%, 10/14/2019	100,000	141,350
8.875%, 4/15/2024	100,000	152,350
11.0%, 8/17/2040	755,000	996,600
Government of Canada, 2.375%, 9/10/2014	300,000	313,725
Province of Ontario:
4.0%, 10/7/2019	300,000	333,846
4.4%, 4/14/2020	500,000	572,110
4.5%, 2/3/2015	150,000	165,185
4.95%, 11/28/2016	25,000	28,852
Province of Quebec:
4.625%, 5/14/2018	50,000	58,070
5.125%, 11/14/2016	50,000	58,225
Series NN, 7.125%, 2/9/2024	100,000	134,694
Series PD, 7.5%, 9/15/2029	100,000	146,927
Republic of Colombia, 4.375%, 7/12/2021	250,000	271,875
Republic of Italy:
4.5%, 1/21/2015	250,000	257,227
5.375%, 6/12/2017	300,000	307,730
5.375%, 6/15/2033	100,000	94,344
Republic of Korea:
4.875%, 9/22/2014	50,000	53,570
5.125%, 12/7/2016	100,000	111,642
Republic of Panama:
5.2%, 1/30/2020	100,000	114,650
7.25%, 3/15/2015	300,000	347,400
Republic of Peru:
6.55%, 3/14/2037	50,000	63,700
7.35%, 7/21/2025	315,000	430,290
Republic of Poland, 6.375%, 7/15/2019	200,000	232,500
Republic of South Africa, 6.875%, 5/27/2019	100,000	120,375
State of Israel, 5.125%, 3/26/2019	100,000	110,351
United Mexican States:
5.625%, 1/15/2017	670,000	774,855
Series A, 6.75%, 9/27/2034	216,000	277,560

		7,819,858
U.S. Government Sponsored Agencies 5.8%
Federal Home Loan Bank:
0.375%, 1/29/2014	1,000,000	999,593
3.875%, 6/14/2013	1,000,000	1,042,717
Federal Home Loan Mortgage Corp.:
1.0%, 8/20/2014	1,000,000	1,011,920
1.625%, 4/15/2013 (c)	3,000,000	3,041,874
2.5%, 4/23/2014	2,200,000	2,293,877
2.5%, 5/27/2016	1,000,000	1,060,252
2.875%, 2/9/2015	1,000,000	1,065,419
3.75%, 3/27/2019	1,000,000	1,126,133
6.25%, 7/15/2032	300,000	416,590
6.75%, 9/15/2029	3,000	4,280
Federal National Mortgage Association:
0.75%, 12/19/2014	2,000,000	2,009,051
1.625%, 10/26/2015	2,000,000	2,056,268
1.75%, 5/7/2013 (c)	2,000,000	2,032,096
3.25%, 4/9/2013 (c)	2,350,000	2,422,073
3.875%, 7/12/2013	1,400,000	1,464,169
6.25%, 5/15/2029	1,000,000	1,357,613
7.125%, 1/15/2030	50,000	74,103
7.25%, 5/15/2030	200,000	300,714
Tennessee Valley Authority, 5.25%, 9/15/2039	500,000	599,502

		24,378,244
U.S. Treasury Obligations 32.6%
U.S. Treasury Bonds:
3.125%, 11/15/2041	250,000	239,805
3.5%, 2/15/2039	1,000,000	1,038,906
3.875%, 8/15/2040	500,000	553,047
4.25%, 5/15/2039 (c)	3,225,000	3,799,453
4.375%, 2/15/2038	565,000	678,441
4.375%, 11/15/2039 (c)	1,290,000	1,550,015
4.375%, 5/15/2040 (c)	900,000	1,081,547
4.375%, 5/15/2041	1,000,000	1,202,188
4.5%, 2/15/2036	50,000	61,031
4.5%, 8/15/2039 (c)	2,500,000	3,062,500
4.625%, 2/15/2040 (c)	1,100,000	1,373,797
6.0%, 2/15/2026	385,000	531,180
6.25%, 8/15/2023	1,200,000	1,662,000
7.25%, 8/15/2022	415,000	609,337
7.625%, 11/15/2022	90,000	135,872
7.875%, 2/15/2021	300,000	445,383
8.0%, 11/15/2021	565,000	858,226
U.S. Treasury Notes:
0.875%, 11/30/2016 (c)	2,000,000	1,991,562
0.875%, 2/28/2017 (c)	12,000,000	11,915,628
1.0%, 1/15/2014 (c)	4,000,000	4,047,656
1.375%, 11/30/2015 (c)	5,000,000	5,120,310
1.5%, 12/31/2013	1,000,000	1,020,508
1.75%, 4/15/2013	5,500,000	5,585,938
1.75%, 3/31/2014 (c)	3,000,000	3,083,202
1.875%, 2/28/2014 (c)	4,000,000	4,116,248
1.875%, 6/30/2015 (c)	5,000,000	5,204,295
2.0%, 11/30/2013 (c)	1,100,000	1,130,550
2.0%, 11/15/2021 (c)	4,500,000	4,430,039
2.0%, 2/15/2022 (c)	2,000,000	1,961,562
2.125%, 11/30/2014	2,000,000	2,086,718
2.125%, 8/15/2021 (c)	8,500,000	8,494,024
2.25%, 5/31/2014 (c)	2,500,000	2,600,000
2.25%, 1/31/2015	2,000,000	2,097,344
2.25%, 3/31/2016 (c)	4,000,000	4,231,564
2.375%, 8/31/2014 (c)	3,000,000	3,138,984
2.375%, 9/30/2014	1,200,000	1,257,094
2.5%, 4/30/2015 (c)	5,000,000	5,295,310
2.625%, 7/31/2014 (c)	2,250,000	2,364,611
2.625%, 2/29/2016	1,750,000	1,874,278
2.625%, 8/15/2020 (c)	3,250,000	3,426,465
3.0%, 8/31/2016	2,000,000	2,180,468
3.125%, 9/30/2013 (c)	2,500,000	2,605,370
3.25%, 3/31/2017 (c)	3,500,000	3,875,158
3.375%, 11/15/2019 (c)	1,500,000	1,674,609
3.625%, 8/15/2019 (c)	2,500,000	2,837,305
3.625%, 2/15/2020	3,000,000	3,403,125
3.625%, 2/15/2021	4,000,000	4,528,124
3.75%, 11/15/2018	475,000	543,244
4.0%, 8/15/2018	600,000	695,390
4.25%, 11/15/2013 (c)	2,950,000	3,137,024
4.5%, 11/15/2015	1,480,000	1,681,188
4.5%, 2/15/2016	660,000	754,256
4.5%, 5/15/2017	1,140,000	1,333,800
4.875%, 8/15/2016 (c)	2,425,000	2,838,576

		137,444,255

Total Government & Agency Obligations (Cost $165,778,073)		175,521,218
Municipal Bonds and Notes 1.2%
California, Bay Area Toll Authority, Toll Bridge Revenue, Build America Bonds, 6.263%, 4/1/2049 (d)	200,000	258,780
California, Metropolitan Water District of Southern California, Build America Bonds, 6.947%, 7/1/2040 (d)	100,000	119,060
California, State Build America Bonds:
7.3%, 10/1/2039 (d)	350,000	439,960
7.55%, 4/1/2039 (d)	90,000	116,100
Chicago, IL, Board of Education, Qualified School Construction Bond, 6.319%, 11/1/2029 (d)	100,000	114,164
Chicago, IL, Transit Authority, Transfer Tax Receipts Revenue, Series A, 6.899%, 12/1/2040 (d)	50,000	60,318
Chicago, IL, Taxable Project, Series C1, 7.781%, 1/1/2035 (d)	50,000	63,748
Clark County, NV, Airport Revenue, Build America Bonds, Series C, 6.82%, 7/1/2045 (d)	120,000	158,580
Connecticut, State General Obligation, Series A, 5.85%, 3/15/2032 (d)	200,000	243,372
East Bay, CA, Municipal Utility District Water Systems Revenue, Build America Bonds, 5.874%, 6/1/2040 (d)	100,000	126,132
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057 (d)	100,000	112,782
Illinois, State General Obligation, Taxable Pension, 5.1%, 6/1/2033 (d)	275,000	261,354
Illinois, State Build America Bonds, 6.63%, 2/1/2035 (d)	300,000	329,046
Los Angeles, CA, Department of Airports Revenue, Build America Bonds, Series C, 6.582%, 5/15/2039 (d)	125,000	153,492
Los Angeles, CA, Unified School District, Build America Bonds, 6.758%, 7/1/2034 (d)	200,000	256,964
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043 (d)	50,000	59,048
New Jersey, State Transportation Trust Fund Authority, Build America Bonds:
Series C, 6.104%, 12/15/2028 (d)	300,000	336,882
Series B, 6.561%, 12/15/2040 (d)	50,000	64,671
New York, State Dormitory Authority, Personal Income Tax Revenue, Build America Bonds, 5.6%, 3/15/2040 (d)	125,000	147,864
New York, State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds, 5.628%, 3/15/2039 (d)	25,000	29,205
New York, Metropolitan Transportation Authority Revenue, Build America Bonds, 5.871%, 11/15/2039 (d)	150,000	173,164
New York, Build America Bonds, Series F-1, 6.646%, 12/1/2031 (d)	100,000	116,900
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Build America Bonds:
5.724%, 6/15/2042 (d)	100,000	125,338
5.75%, 6/15/2041 (d)	200,000	249,516
North Texas, Tollway Authority Revenue, Build America Bonds, 6.718%, 1/1/2049 (d)	100,000	129,372
Ohio, State University General Receipts, Build America Bonds, 4.91%, 6/1/2040 (d)	50,000	55,864
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027 (d)	25,000	30,371
Pennsylvania, State Public School Building Authority Revenue, Qualified School Construction Bond, Series A, 5.0%, 9/15/2027 (d)	100,000	112,430
Phoenix, AZ, Build America Bonds, Series A, 5.269%, 7/1/2034 (d)	40,000	43,995
Port Authority of New York & New Jersey, One Hundred Sixty-fourth Series, 5.647%, 11/1/2040 (d)	150,000	175,629
San Antonio, TX, Electric & Gas Revenue, Build America Bonds, 5.985%, 2/1/2039 (d)	50,000	63,334
Texas, University Revenues, Build America Bonds, Series C, 4.794%, 8/15/2046 (d)	50,000	56,025
Texas, State Transportation Commission Revenue, Build America Bonds, Series B, 5.178%, 4/1/2030 (d)	50,000	58,566
Texas, Build America Bonds, 5.517%, 4/1/2039 (d)	50,000	62,072
Utah, Build America Bonds, Series B, 3.539%, 7/1/2025 (d)	50,000	53,266
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Build American Bonds, 5.491%, 11/1/2039 (d)	50,000	60,952

Total Municipal Bonds and Notes (Cost $4,305,532)		5,018,316
Preferred Security 0.1%
Financials
JPMorgan Chase Capital XXVII, Series AA, 7.0%, 11/1/2039 (Cost $222,840)	215,000	217,902

	Shares	Value ($)
Securities Lending Collateral 21.2%
Daily Assets Fund Institutional, 0.27% (e) (f) (Cost $89,462,641)	89,462,641	89,462,641
Cash Equivalents 7.2%
Central Cash Management Fund, 0.11% (e) (Cost $30,344,754)	30,344,754	30,344,754

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $510,143,944) †	127.1	535,959,946
Other Assets and Liabilities, Net	(27.1)	(114,405,848)

Net Assets	100.0	421,554,098

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2012.

†
The cost for federal income tax purposes was $510,168,375.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $25,791,571.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,278,249 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $486,678.

(a)	When-issued or delayed delivery security included.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2012 amounted to $86,859,878, which is 20.6% of net assets.
(d)	Taxable issue.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(g)
Corporate Bonds	$—	$93,794,863	$—	$93,794,863
Mortgage-Backed Securities Pass-Throughs	—	130,504,400	—	130,504,400
Asset-Backed	—	1,135,664	—	1,135,664
Commercial Mortgage-Backed Securities	—	9,960,188	—	9,960,188
Government & Agency Obligations	—	175,521,218	—	175,521,218
Municipal Bonds and Notes	—	5,018,316	—	5,018,316
Preferred Securities	—	217,902	—	217,902
Short-Term Investments(g)	119,807,395	—	—	119,807,395
Total	$119,807,395	$416,152,551	$—	$535,959,946

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(g)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 24, 2012